NATURE OF THE ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2023
NATURE OF THE ORGANIZATION AND BUSINESS
NATURE OF THE ORGANIZATION AND BUSINESS
NOTE 1 – NATURE OF THE ORGANIZATION AND BUSINESS

Name Change

Effective April 11, 2022, Triccar, Inc. (“TCCR”) changed its name to Correlate Infrastructure Partners Inc.

On June 8, 2023, Correlate Energy Corp. (the "Company" or “CIPI”) filed a certificate of amendment to its articles of incorporation with the Secretary of State of the State of Nevada pursuant to which it changed its corporate name from Correlate Infrastructure Partners Inc. to Correlate Energy Corp.

Nature of the Business

The accompanying consolidated financial statements include the accounts of the Company, and its subsidiaries Correlate, Inc. (“Correlate”), a Delaware corporation, and Loyal Enterprises LLC dba Solar Site Design (“Loyal”), a Tennessee limited liability company.

Correlate Energy Corp., together with its subsidiaries, is a technology-enabled vertically integrated sales, development, and fulfillment platform focused on distributed clean and resilient energy solutions in North America.

Loyal provided consulting services on acquisitions and project development tools to customers in the commercial solar industry. Effective November 2022, all of Loyal’s assets and operations were transferred to Correlate and Loyal was dissolved.

Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The Company has incurred losses since inception and has not generated positive cash flows from operations. These matters, among others, raise substantial doubt about the Company's ability to continue as a going concern.

The Company’s ability to continue in existence is dependent on its ability to develop additional sources of capital, and/or achieve profitable operations and positive cash flows. Management’s plans with respect to operations include aggressive marketing, acquisitions, and raising additional capital through sales of equity or debt securities as may be necessary to pursue its business plans and sustain operations until such time as the Company can achieve profitability. Management believes that aggressive marketing combined with acquisitions and additional financing as necessary will result in improved operations and cash flow in 2024 and beyond. However, there can be no assurance that management will be successful in obtaining additional funding or in attaining profitable operations. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.